Finance Costs	12 Months Ended
Jun. 30, 2025
Finance Costs [Abstract]
Finance costs

Note 13. Finance costs

	Consolidated
	30 June 2025	30 June 2024
	$	$
Total interest expense on Shareholder loans (refer to note 23)	634,149	460,112
Total interest on Convertible notes (refer to note 23)	1,260,500	124,904
Interest and finance charges paid/payable on lease liabilities	-	104
Finance charges paid – others	55,938	15,100
	1,950,587	600,220